Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at the beginning of the period at Dec. 31, 2013	$ 4,384	$ 32,137	$ (15,385)	$ (3,913)	$ 446	$ 17,669
Increase (decrease) in equity
Net income		4,956			42	4,998
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment				(948)	6	(942)
Defined benefit pension and postretirement plans adjustment				(1,562)		(1,562)
Debt and equity securities - unrealized gain (loss)				2		2
Cash flow hedging instruments - unrealized gain (loss)				107		107
Total other comprehensive income (loss), net of tax						(2,395)
Dividends declared ($3.59 (See Note 6), $3.075 (See Note 6), and $4.44 (See Note 6) per share for 2014, 2015 and 2016)		(2,297)				(2,297)
Purchase of subsidiary shares	(434)			25	(461)	(870)
Stock-based compensation, net of tax impacts in 2014 and 2015	438					438
Reacquired stock			(5,643)			(5,643)
Issuances pursuant to stock option and benefit plans		(758)	1,721			963
Balance at the end of the period at Dec. 31, 2014	4,388	34,038	(19,307)	(6,289)	33	12,863
Increase (decrease) in equity
Net income		4,833			8	4,841
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment				(584)	(2)	(586)
Defined benefit pension and postretirement plans adjustment				489		489
Cash flow hedging instruments - unrealized gain (loss)				25		25
Total other comprehensive income (loss), net of tax						(72)
Dividends declared ($3.59 (See Note 6), $3.075 (See Note 6), and $4.44 (See Note 6) per share for 2014, 2015 and 2016)		(1,913)				(1,913)
Stock-based compensation, net of tax impacts in 2014 and 2015	412					412
Reacquired stock			(5,304)			(5,304)
Issuances pursuant to stock option and benefit plans		(662)	1,303			641
Balance at the end of the period at Dec. 31, 2015	4,800	36,296	(23,308)	(6,359)	39	11,468
Increase (decrease) in equity
Net income		5,050			8	5,058
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment				(329)	(2)	(331)
Defined benefit pension and postretirement plans adjustment				(524)		(524)
Cash flow hedging instruments - unrealized gain (loss)				(33)		(33)
Total other comprehensive income (loss), net of tax						(888)
Dividends declared ($3.59 (See Note 6), $3.075 (See Note 6), and $4.44 (See Note 6) per share for 2014, 2015 and 2016)		(2,678)				(2,678)
Stock-based compensation, net of tax impacts in 2014 and 2015	270					270
Reacquired stock			(3,699)			(3,699)
Issuances pursuant to stock option and benefit plans		(761)	1,573			812
Balance at the end of the period at Dec. 31, 2016	$ 5,070	$ 37,907	$ (25,434)	$ (7,245)	$ 45	$ 10,343